SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Vested			(20,506,393)
Restricted shares [Member] | 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	7,105,176
Number of Restricted Shares, Granted	9,497,823
Number of Restricted Shares, Vested	(2,822,235)
Number of Restricted Shares, Forfeited	(424,134)
Number of Restricted Shares, Unvested Ending Balance	13,356,630	7,105,176
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 7.94
Weighted-Average Grant Date Fair Value, Granted	4.17	$ 8.14	$ 9.50
Weighted-Average Grant Date Fair Value, Vested	7.20
Weighted-Average Grant Date Fair Value, Forfeited	6.62
Weighted-Average Grant Date Fair Value, Ending Balance	$ 5.46	$ 7.94
Restricted shares [Member] | MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Granted	0	0
Weighted-Average Grant Date Fair Value, Granted	$ 0	$ 0	$ 0.14
Restricted shares [Member] | MRP Share Incentive Plan [Member] | Cash Settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	8,235,686
Number of Restricted Shares, Vested	(5,922,184)
Number of Restricted Shares, Unvested Ending Balance	2,313,502	8,235,686
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 0.16
Weighted-Average Grant Date Fair Value, Vested	0.17
Weighted-Average Grant Date Fair Value, Ending Balance	$ 0.15	$ 0.16
Restricted shares [Member] | Melco International Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	4,879,000
Number of Restricted Shares, Vested	(1,627,000)
Number of Restricted Shares, Unvested Ending Balance	3,252,000	4,879,000
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 2.43
Weighted-Average Grant Date Fair Value, Vested	2.45
Weighted-Average Grant Date Fair Value, Ending Balance	$ 2.45	$ 2.43